FAIR VALUE MEASUREMENTS - Company financial instruments, all of which are held or issued for purposes other than trading (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Financial assets:
Cash and cash equivalents
Available-for-sale securities	$ 45,657	$ 48,081
Held-to-maturity securities	165,644	$ 143,257
Federal Home Loan Bank Stock
Loans held-for-sale
Loans, net
Accrued interest receivable	1,051	$ 1,018
Financial liabilities:
Deposits
Mortgagors' escrow accounts	2,363	$ 2,267
Federal Home Loan Bank advances
Securities sold under agreements to repurchase
Accrued interest payable
Carrying Amount
Financial assets:
Cash and cash equivalents	5,326	$ 7,335
Available-for-sale securities	45,657	48,081
Held-to-maturity securities	164,096	142,176
Federal Home Loan Bank Stock	5,371	5,927
Loans held-for-sale		100
Loans, net	224,046	230,126
Accrued interest receivable	1,051	1,018
Financial liabilities:
Deposits	357,641	347,256
Mortgagors' escrow accounts	2,363	2,267
Federal Home Loan Bank advances	56,740	53,500
Securities sold under agreements to repurchase	2,797	4,181
Accrued interest payable	114	124
Level 1
Financial assets:
Cash and cash equivalents	$ 5,326	$ 7,335
Available-for-sale securities
Held-to-maturity securities
Federal Home Loan Bank Stock
Loans held-for-sale
Loans, net
Accrued interest receivable
Financial liabilities:
Deposits
Mortgagors' escrow accounts
Federal Home Loan Bank advances
Securities sold under agreements to repurchase
Accrued interest payable
Level 2
Financial assets:
Cash and cash equivalents
Available-for-sale securities	$ 35,657	$ 38,081
Held-to-maturity securities	$ 165,644	$ 143,257
Federal Home Loan Bank Stock
Loans held-for-sale
Loans, net
Accrued interest receivable
Financial liabilities:
Deposits
Mortgagors' escrow accounts
Federal Home Loan Bank advances	$ 58,095	$ 55,196
Securities sold under agreements to repurchase	$ 2,797	$ 4,181
Accrued interest payable
Level 3
Financial assets:
Cash and cash equivalents
Available-for-sale securities	$ 10,000	$ 10,000
Held-to-maturity securities
Federal Home Loan Bank Stock	$ 5,371	$ 5,927
Loans held-for-sale		101
Loans, net	$ 226,308	231,986
Accrued interest receivable	1,051	1,018
Financial liabilities:
Deposits	359,253	349,235
Mortgagors' escrow accounts	$ 2,363	$ 2,267
Federal Home Loan Bank advances
Securities sold under agreements to repurchase
Accrued interest payable	$ 114	$ 124
Fair Value
Financial assets:
Cash and cash equivalents	5,326	7,335
Available-for-sale securities	45,657	48,081
Held-to-maturity securities	165,644	143,257
Federal Home Loan Bank Stock	$ 5,371	5,927
Loans held-for-sale		101
Loans, net	$ 226,308	231,986
Accrued interest receivable	1,051	1,018
Financial liabilities:
Deposits	359,253	349,235
Mortgagors' escrow accounts	2,363	2,267
Federal Home Loan Bank advances	58,095	55,196
Securities sold under agreements to repurchase	2,797	4,181
Accrued interest payable	$ 114	$ 124